Schedule of Investments (unaudited) September 30, 2023	BlackRock Enhanced Global Dividend Trust (BOE) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Canada — 2.0%
TELUS Corp.	854,087	$13,947,101

Denmark — 2.0%
Novo Nordisk A/S, Class B	152,408	13,876,928

France — 9.2%
Air Liquide SA	89,151	15,015,836
EssilorLuxottica SA	82,291	14,314,157
Kering SA	17,738	8,059,488
LVMH Moet Hennessy Louis Vuitton SE	8,731	6,590,424
Sanofi	173,047	18,580,965

		62,560,870

India — 0.1%
AceVector Limited, Series I, (Acquired 08/31/18, Cost: $2,637,143)(a)(b)	566,400	431,751

Indonesia — 1.1%
Bank Rakyat Indonesia Persero Tbk PT	22,422,100	7,572,678

Ireland(c) — 4.6%
Accenture PLC, Class A	60,942	18,715,898
Medtronic PLC	161,221	12,633,277

		31,349,175

Mexico — 2.0%
Wal-Mart de Mexico SAB de CV	3,624,607	13,643,622

Netherlands — 4.3%
Koninklijke KPN NV	4,121,700	13,579,617
Shell PLC	477,667	15,377,475

		28,957,092

Singapore — 1.5%
DBS Group Holdings Ltd.	405,168	9,950,779

Switzerland — 8.0%
Lonza Group AG, Registered Shares	22,836	10,562,724
Nestle SA, Registered Shares	177,464	20,088,214
TE Connectivity Ltd.(c)	76,977	9,508,969
Zurich Insurance Group AG	31,721	14,514,114

		54,674,021

Taiwan — 4.5%
MediaTek, Inc.	562,000	12,848,927
Taiwan Semiconductor Manufacturing Co. Ltd.	1,076,000	17,545,506

		30,394,433

United Kingdom — 13.0%
AstraZeneca PLC	151,620	20,451,175
BAE Systems PLC	1,149,738	13,971,434
Ferguson PLC	65,966	10,856,032
Prudential PLC	1,065,116	11,449,281
RELX PLC	505,465	17,086,850
Taylor Wimpey PLC, Series L	10,188,248	14,530,260

		88,345,032

United States(c) — 47.1%
AbbVie, Inc.(d)	116,707	17,396,346

Security	Shares	Value

United States (continued)
American Express Co.	70,189	$10,471,497
Apple, Inc., Series BB(d)	135,913	23,269,665
Assurant, Inc.	75,577	10,851,346
Baker Hughes Co., Class A(d)	416,383	14,706,648
Carrier Global Corp.	245,516	13,552,483
Citizens Financial Group, Inc.	392,831	10,527,871
Intercontinental Exchange, Inc.	160,687	17,678,784
M&T Bank Corp.	80,031	10,119,920
Microsoft Corp.	100,503	31,733,822
Mondelez International, Inc., Class A	294,985	20,471,959
Oracle Corp.	153,421	16,250,352
Otis Worldwide Corp.	173,733	13,952,497
Paychex, Inc.(d)	148,004	17,069,301
Philip Morris International, Inc.(d)	189,817	17,573,258
Republic Services, Inc., Class A	97,426	13,884,179
Synchrony Financial	225,639	6,897,784
Union Pacific Corp.	65,987	13,436,933
United Parcel Service, Inc., Class B	83,321	12,987,244
UnitedHealth Group, Inc.	39,895	20,114,660
Williams Cos., Inc.	226,242	7,622,093

		320,568,642

Total Long-Term Investments — 99.4% (Cost: $620,737,298)		676,272,124

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(e)(f)	6,480,157	6,480,157

Total Short-Term Securities — 1.0% (Cost: $6,480,157)		6,480,157

Total Investments Before Options Written — 100.4% (Cost: $627,217,455)		682,752,281

Options Written — (0.5)% (Premiums Received: $(5,735,333))		(3,501,925)

Total Investments, Net of Options Written — 99.9% (Cost: $621,482,122)		679,250,356
Other Assets Less Liabilities — 0.1%		781,751

Net Assets — 100.0%		$680,032,107

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $431,751, representing 0.1% of its net assets as of period end, and an original cost of $2,637,143.

(c)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(e)	Affiliate of the Trust.
(f)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Enhanced Global Dividend Trust (BOE)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$6,643,752	$—	$(163,595	)(a)	$—	$—	$6,480,157	6,480,157	$343,003		$—
SL Liquidity Series, LLC, Money Market Series(b)	—	—	(1,183	)(a)	1,183	—	—	—	2,641	(c)	—

					$1,183	$—	$6,480,157		$345,644		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
AbbVie, Inc.	94	10/06/23	USD	149.00	USD	1,401	$(16,356)
Accenture PLC, Class A	147	10/06/23	USD	320.00	USD	4,515	(5,145)
Medtronic PLC	94	10/06/23	USD	84.00	USD	737	(752)
Microsoft Corp.	136	10/06/23	USD	340.00	USD	4,294	(680)
Mondelez International, Inc., Class A	468	10/06/23	USD	73.00	USD	3,248	(4,680)
Union Pacific Corp.	84	10/06/23	USD	220.00	USD	1,710	(1,260)
UnitedHealth Group, Inc.	146	10/06/23	USD	505.00	USD	7,361	(71,540)
Baker Hughes Co., Class A	751	10/10/23	USD	35.15	USD	2,653	(68,040)
Otis Worldwide Corp.	303	10/12/23	USD	87.25	USD	2,433	(413)
Apple, Inc.	200	10/13/23	USD	185.00	USD	3,424	(2,100)
Microsoft Corp.	220	10/13/23	USD	345.00	USD	6,947	(2,310)
Philip Morris International, Inc.	315	10/13/23	USD	95.00	USD	2,916	(15,750)
Union Pacific Corp.	106	10/13/23	USD	220.00	USD	2,158	(1,590)
United Parcel Service, Inc., Class B	171	10/13/23	USD	170.00	USD	2,665	(1,283)
Williams Cos., Inc.	230	10/13/23	USD	34.00	USD	775	(9,775)
Assurant, Inc.	96	10/20/23	USD	140.00	USD	1,378	(54,240)
Assurant, Inc.	76	10/20/23	USD	145.00	USD	1,091	(19,570)
Baker Hughes Co., Class A	370	10/20/23	USD	36.00	USD	1,307	(25,900)
Carrier Global Corp.	698	10/20/23	USD	57.50	USD	3,853	(50,605)
Citizens Financial Group, Inc.	660	10/20/23	USD	30.00	USD	1,769	(9,900)
Intercontinental Exchange, Inc.	33	10/20/23	USD	115.00	USD	363	(1,403)
M&T Bank Corp.	164	10/20/23	USD	135.00	USD	2,074	(20,500)
Medtronic PLC	229	10/20/23	USD	82.50	USD	1,794	(11,221)
Microsoft Corp.	146	10/20/23	USD	340.00	USD	4,610	(9,344)
Mondelez International, Inc., Class A	468	10/20/23	USD	71.00	USD	3,248	(24,040)
Oracle Corp.	345	10/20/23	USD	115.00	USD	3,654	(5,865)
Otis Worldwide Corp.	69	10/20/23	USD	85.00	USD	554	(1,553)
Paychex, Inc.	282	10/20/23	USD	125.00	USD	3,252	(2,115)
Republic Services, Inc., Class A	84	10/20/23	USD	150.00	USD	1,197	(8,190)
Synchrony Financial	499	10/20/23	USD	35.00	USD	1,525	(4,990)
Synchrony Financial	516	10/20/23	USD	33.00	USD	1,577	(9,030)
TE Connectivity Ltd.	160	10/20/23	USD	135.00	USD	1,976	(3,600)
TELUS Corp.	792	10/20/23	CAD	24.00	CAD	1,757	(2,916)
Union Pacific Corp.	106	10/20/23	USD	240.00	USD	2,158	(2,650)
Williams Cos., Inc.	280	10/20/23	USD	35.00	USD	943	(5,600)
American Express Co.	134	10/27/23	USD	165.00	USD	1,999	(5,494)
Apple, Inc.	294	10/27/23	USD	185.00	USD	5,034	(13,230)
Medtronic PLC	72	10/27/23	USD	83.00	USD	564	(2,016)
Mondelez International, Inc., Class A	368	10/27/23	USD	72.00	USD	2,554	(16,560)
Oracle Corp.	345	10/27/23	USD	115.00	USD	3,654	(10,523)

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Enhanced Global Dividend Trust (BOE)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Philip Morris International, Inc.	269	10/27/23	USD	99.00	USD	2,490	$(9,415)
United Parcel Service, Inc., Class B	203	10/27/23	USD	165.00	USD	3,164	(38,976)
UnitedHealth Group, Inc.	33	10/27/23	USD	490.00	USD	1,664	(75,982)
Williams Cos., Inc.	281	10/27/23	USD	34.00	USD	947	(18,967)
Paychex, Inc.	384	11/01/23	USD	122.00	USD	4,429	(14,080)
AbbVie, Inc.	319	11/03/23	USD	155.00	USD	4,755	(50,721)
American Express Co.	181	11/03/23	USD	160.00	USD	2,700	(21,810)
Apple, Inc.	117	11/03/23	USD	185.00	USD	2,003	(14,391)
Medtronic PLC	48	11/03/23	USD	84.37	USD	376	(1,512)
Mondelez International, Inc., Class A	23	11/03/23	USD	72.00	USD	160	(1,610)
Philip Morris International, Inc.	270	11/03/23	USD	94.00	USD	2,500	(52,650)
Otis Worldwide Corp.	304	11/06/23	USD	88.00	USD	2,441	(7,547)
M&T Bank Corp.	196	11/09/23	USD	133.00	USD	2,478	(57,833)
Accenture PLC, Class A	127	11/10/23	USD	310.00	USD	3,900	(94,615)
AbbVie, Inc.	112	11/17/23	USD	160.00	USD	1,669	(11,200)
Assurant, Inc.	168	11/17/23	USD	145.00	USD	2,412	(86,520)
Baker Hughes Co., Class A	336	11/17/23	USD	37.00	USD	1,187	(30,240)
Carrier Global Corp.	406	11/17/23	USD	57.50	USD	2,241	(71,050)
Citizens Financial Group, Inc.	1,107	11/17/23	USD	30.00	USD	2,967	(47,047)
Intercontinental Exchange, Inc.	690	11/17/23	USD	118.31	USD	7,591	(58,717)
Medtronic PLC	282	11/17/23	USD	85.00	USD	2,210	(12,549)
Microsoft Corp.	50	11/17/23	USD	350.00	USD	1,579	(11,300)
Otis Worldwide Corp.	105	11/17/23	USD	84.75	USD	843	(10,608)
Republic Services, Inc., Class A	84	11/17/23	USD	150.00	USD	1,197	(11,970)
TE Connectivity Ltd.	186	11/17/23	USD	130.00	USD	2,298	(34,410)
TELUS Corp.	1,530	11/17/23	CAD	24.50	CAD	3,394	(5,632)
TELUS Corp.	1,521	12/15/23	CAD	23.50	CAD	3,374	(28,555)

							$(1,402,636)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
DBS Group Holdings Ltd.	JPMorgan Chase Bank N.A.	71,500	10/03/23	SGD	35.11	SGD	2,400	$(15)
Koninklijke KPN NV	Barclays Bank PLC	394,550	10/03/23	EUR	3.23	EUR	1,230	(171)
Koninklijke KPN NV	Morgan Stanley & Co. International PLC	532,600	10/05/23	EUR	3.28	EUR	1,660	(597)
Prudential PLC	JPMorgan Chase Bank N.A.	83,300	10/05/23	GBP	10.16	GBP	734	(2)
Wal-Mart de Mexico SAB de CV	Morgan Stanley & Co. International PLC	415,700	10/05/23	MXN	71.05	MXN	27,270	(173)
EssilorLuxottica SA	Morgan Stanley & Co. International PLC	12,500	10/10/23	EUR	181.33	EUR	2,057	(294)
Koninklijke KPN NV	Morgan Stanley & Co. International PLC	533,000	10/10/23	EUR	3.28	EUR	1,661	(2,795)
RELX PLC	UBS AG	89,700	10/10/23	EUR	30.84	EUR	2,868	(126,457)
Republic Services, Inc., Class A, Class A	Bank of America N.A.	27,000	10/12/23	USD	150.23	USD	3,848	(9,790)
Taylor Wimpey PLC	Morgan Stanley & Co. International PLC	1,100,000	10/12/23	GBP	1.15	GBP	1,286	(18,816)
Lonza Group AG, Registered Shares	Goldman Sachs International	3,400	10/13/23	CHF	494.34	CHF	1,440	(872)
Nestle SA, Registered Shares	Goldman Sachs International	53,100	10/13/23	CHF	106.54	CHF	5,502	(16,811)
Novo Nordisk A/S, Class B	Goldman Sachs International	31,800	10/13/23	DKK	677.98	DKK	20,426	(15,835)
Prudential PLC	Morgan Stanley & Co. International PLC	175,500	10/13/23	GBP	10.00	GBP	1,546	(1,190)
Zurich Insurance Group AG	UBS AG	7,600	10/13/23	CHF	417.85	CHF	3,183	(46,397)
BAE Systems PLC	Morgan Stanley & Co. International PLC	172,500	10/17/23	GBP	10.10	GBP	1,718	(24,850)
Taylor Wimpey PLC	Morgan Stanley & Co. International PLC	881,700	10/17/23	GBP	1.13	GBP	1,031	(25,969)
Wal-Mart de Mexico SAB de CV	JPMorgan Chase Bank N.A.	799,700	10/17/23	MXN	68.92	MXN	52,460	(22,845)
AstraZeneca PLC	Goldman Sachs International	60,200	10/19/23	GBP	109.24	GBP	6,655	(256,902)
BAE Systems PLC	UBS AG	172,400	10/19/23	GBP	10.44	GBP	1,717	(7,015)
Ferguson PLC	Morgan Stanley & Co. International PLC	9,000	10/19/23	GBP	128.60	GBP	1,214	(82,629)
Novo Nordisk A/S, Class B	Goldman Sachs International	6,600	10/19/23	DKK	683.61	DKK	4,239	(4,220)
Sanofi	Goldman Sachs International	41,100	10/19/23	EUR	101.19	EUR	4,174	(83,623)
BAE Systems PLC	Morgan Stanley & Co. International PLC	172,400	10/24/23	GBP	10.66	GBP	1,717	(6,527)
Ferguson PLC	UBS AG	11,900	10/24/23	GBP	126.19	GBP	1,605	(143,867)
Taiwan Semiconductor Manufacturing Co. Ltd.	JPMorgan Chase Bank N.A.	90,000	10/24/23	USD	559.36	USD	47,374	(5,148)

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Enhanced Global Dividend Trust (BOE)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Taylor Wimpey PLC	UBS AG	766,000	10/24/23	GBP	1.21	GBP	895	$(7,514)
Lonza Group AG, Registered Shares	Goldman Sachs International	9,200	10/25/23	CHF	495.21	CHF	3,895	(10,583)
RELX PLC	Goldman Sachs International	52,000	10/25/23	EUR	32.54	EUR	1,663	(22,455)
Shell PLC	Morgan Stanley & Co. International PLC	105,000	10/25/23	EUR	30.30	EUR	3,197	(85,954)
Wal-Mart de Mexico SAB de CV	Citibank N.A.	415,600	10/25/23	MXN	67.59	MXN	27,263	(28,146)
Prudential PLC	Morgan Stanley & Co. International PLC	68,500	10/31/23	GBP	9.45	GBP	603	(12,052)
Taylor Wimpey PLC	UBS AG	766,000	10/31/23	GBP	1.16	GBP	895	(22,169)
EssilorLuxottica SA	Barclays Bank PLC	24,500	11/01/23	EUR	176.73	EUR	4,031	(24,015)
Ferguson PLC	UBS AG	4,350	11/01/23	GBP	126.63	GBP	587	(52,495)
RELX PLC	Goldman Sachs International	52,000	11/01/23	EUR	33.22	EUR	1,663	(14,979)
Shell PLC	Morgan Stanley & Co. International PLC	62,100	11/01/23	EUR	30.69	EUR	1,891	(44,938)
Taiwan Semiconductor Manufacturing Co. Ltd.	JPMorgan Chase Bank N.A.	89,000	11/07/23	USD	564.79	USD	46,847	(8,507)
MediaTek, Inc.	JPMorgan Chase Bank N.A.	120,000	11/08/23	USD	788.46	USD	88,563	(18,304)
Prudential PLC	Morgan Stanley & Co. International PLC	152,100	11/08/23	GBP	9.45	GBP	1,340	(34,931)
Air Liquide SA	UBS AG	40,100	11/09/23	EUR	162.47	EUR	6,388	(120,397)
AstraZeneca PLC	Barclays Bank PLC	23,100	11/09/23	GBP	112.26	GBP	2,554	(84,019)
DBS Group Holdings Ltd.	HSBC Bank PLC	110,800	11/09/23	SGD	34.17	SGD	3,720	(38,400)
Kering SA	Morgan Stanley & Co. International PLC	6,200	11/09/23	EUR	439.90	EUR	2,665	(92,318)
LVMH Moet Hennessy Louis Vuitton SE	Morgan Stanley & Co. International PLC	4,000	11/09/23	EUR	734.31	EUR	2,856	(80,169)
MediaTek, Inc.	JPMorgan Chase Bank N.A.	77,000	11/09/23	USD	749.71	USD	56,828	(36,317)
Taiwan Semiconductor Manufacturing Co. Ltd.	JPMorgan Chase Bank N.A.	115,000	11/09/23	USD	543.85	USD	60,533	(26,995)
Taylor Wimpey PLC	UBS AG	535,500	11/09/23	GBP	1.17	GBP	626	(15,256)
Nestle SA, Registered Shares	Goldman Sachs International	26,700	11/14/23	CHF	107.71	CHF	2,766	(19,282)
Novo Nordisk A/S, Class B	Morgan Stanley & Co. International PLC	14,900	11/14/23	DKK	666.75	DKK	9,571	(42,233)
Taylor Wimpey PLC	UBS AG	535,500	11/14/23	GBP	1.22	GBP	626	(9,840)
Ferguson PLC	Morgan Stanley & Co. International PLC	4,350	11/15/23	GBP	123.97	GBP	587	(67,666)
Koninklijke KPN NV	UBS AG	394,550	11/16/23	EUR	3.15	EUR	1,230	(26,292)
RELX PLC	Goldman Sachs International	33,750	11/16/23	EUR	32.31	EUR	1,079	(27,597)
Sanofi	Morgan Stanley & Co. International PLC	19,500	11/16/23	EUR	103.71	EUR	1,980	(41,687)
Taiwan Semiconductor Manufacturing Co. Ltd.	Bank of America N.A.	82,000	11/16/23	USD	537.20	USD	43,163	(27,586)
Zurich Insurance Group AG	Barclays Bank PLC	6,700	11/16/23	CHF	423.49	CHF	2,806	(52,383)

								$(2,099,289)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Enhanced Global Dividend Trust (BOE)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada	$13,947,101	$—	$—	$13,947,101
Denmark	—	13,876,928	—	13,876,928
France	—	62,560,870	—	62,560,870
India	—	—	431,751	431,751
Indonesia	—	7,572,678	—	7,572,678
Ireland	31,349,175	—	—	31,349,175
Mexico	13,643,622	—	—	13,643,622
Netherlands	—	28,957,092	—	28,957,092
Singapore	—	9,950,779	—	9,950,779
Switzerland	9,508,969	45,165,052	—	54,674,021
Taiwan	—	30,394,433	—	30,394,433
United Kingdom	—	88,345,032	—	88,345,032
United States	320,568,642	—	—	320,568,642
Short-Term Securities
Money Market Funds	6,480,157	—	—	6,480,157

	$395,497,666	$286,822,864	$431,751	$682,752,281

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(1,159,846)	$(2,342,079)	$—	$(3,501,925)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

MXN	Mexican Peso

SGD	Singapore Dollar

USD	United States Dollar

Portfolio Abbreviation

SAB	Special Assessment Bonds

5